SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details Textual) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Mar. 24, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2012 CNY (¥)
Summary Of Principal Accounting Policies [Line Items]
Marketing and Advertising Expense, Total	¥ 47,971	¥ 79,806	¥ 43,807
Government Grants Unrestricted	28,188	19,657	17,016
Deferred Rent Credit, Current	37,224	21,701
Deferred Rent Credit, Noncurrent	945,192	830,414			$ 145,912
Interest Costs Incurred	5,383	14,733	1,084
Interest Costs Capitalized	1,529	13,200	271
Property, Plant and Equipment, Net, Total	3,805,886	3,907,343			587,527
Goodwill	108,344	64,654	64,842		$ 16,726	¥ 64,180
Goodwill, Impairment Loss	¥ 2,445	¥ 188	¥ 0
Fair Value Inputs, Long-term Revenue Growth Rate	4.00%	4.00%	4.00%
Fair Value Inputs, Discount Rate	20.00%	20.00%	20.00%
Allocated Share-based Compensation Expense	¥ 52,535	¥ 31,937	¥ 30,468
Foreign Currency Exchange Rates Translation | ¥ / shares	¥ 6.4778
Inventory Useful Life	1 year
Cost Method Investment Ownership Percentage Maximum	20.00%				20.00%
Customer Loyalty Program Liability, Current	¥ 113,749	71,475
Hotel Manager Fee Revenue	261,743	166,572	116,885
Revenue recognized from customer loyalty program	130,644	107,737	74,715
Treasury Stock, Value, Acquired, Cost Method	¥ 107,331
Treasury Stock [Member]
Summary Of Principal Accounting Policies [Line Items]
Treasury Stock, Shares, Acquired | shares	3,096,764
Treasury Stock, Value, Acquired, Cost Method	¥ 107,331
Subsequent Event [Member]
Summary Of Principal Accounting Policies [Line Items]
Value Added Tax Rate				6.00%
Property, Plant and Equipment [Member]
Summary Of Principal Accounting Policies [Line Items]
Impairment of Long-Lived Assets Held-for-use	¥ 93,163	27,203	7,965
Minimum [Member]
Summary Of Principal Accounting Policies [Line Items]
Period Of Capital Verification Approval Process For Newly Established Subsidiaries	3 months
Estimated membership duration	2 years
Maximum [Member]
Summary Of Principal Accounting Policies [Line Items]
Period Of Capital Verification Approval Process For Newly Established Subsidiaries	6 months
Estimated membership duration	5 years
Redemption period for points earned by members on paid stays	2 years
Fair Value, Measurements, Nonrecurring [Member]
Summary Of Principal Accounting Policies [Line Items]
Property, Plant and Equipment, Net, Total	¥ 115,042	40,764	13,347
Goodwill	2,445	188
Impairment of Long-Lived Assets Held-for-use	93,163	27,203	¥ 7,965
Goodwill, Impairment Loss	¥ 2,445	¥ 188